Offerings - Offering: 1	Dec. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.00% Fixed-to-Floating Rate Subordinated Notes Due 2035
Amount Registered | shares	50,000,000
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Rule 457(f)	true
Amount of Securities Received | shares	50,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 50,000,000.00
Fee Note MAOP	$ 50,000,000.00
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee. Represents the maximum aggregate offering price of all notes to be offered in the exchange offer to which the registration statement relates.